Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 931	SFr 956
Loans				653	598
Investment securities				1,347	1,437
Provisions				999	769
Leasing				384	439
Derivatives				53	72
Real estate				175	189
Net operating loss carry-forwards				5,425	5,753
Net operating loss carry-forwards, after allocation of valuation allowances				1,070	1,465
Goodwill and intangible assets				209	405
Other				119	78
Gross deferred tax assets before valuation allowance				10,295	10,696
Less valuation allowance	SFr (4,136)	SFr (4,021)	SFr (4,279)	(4,465)	(4,136)	SFr (4,021)
Gross deferred tax assets net of valuation allowance				5,830	6,560
Compensation and benefits				(666)	(650)
Loans				(352)	(348)
Investment securities				(523)	(503)
Provisions				(333)	(337)
Derivatives				(231)	(224)
Leasing				(365)	(405)
Real estate				(36)	(35)
Other				(187)	(182)
Gross deferred tax liabilities				(2,693)	(2,684)
Net deferred tax assets				3,137	3,876
Net deferred tax assets change	(739)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	38
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(348)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				(177)
Net operating loss carry-forwards
Due to expire within 1 year				17
Due to expire within 2 to 5 years				4,774
Due to expire within 6 to 10 years				4,145
Due to expire within 11 to 20 years				5,303
Amount due to expire				14,239
Amount not due to expire				16,162
Total net operating loss carry-forwards				30,401
Movements in the valuation allowance
Balance at beginning of period	4,136	4,021	4,279
Net changes	329	115	(258)
Balance at end of period	4,465	4,136	4,021
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	264	263	242
Movements in gross unrecognized tax benefits
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate				382	595	574
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(16)	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets				61	77	87
US
Tax effect of temporary differences
Less valuation allowance	0			0
Net deferred tax assets				3,040
Movements in the valuation allowance
Balance at end of period	SFr 0
Net operating loss carryforward period as per US tax law (in years)	20
Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr (252)
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years)	7
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	SFr (606)	(606)			(606)
Net deferred tax assets					3,855
Movements in the valuation allowance
Balance at beginning of period	606
Balance at end of period		606
Bank
Tax effect of temporary differences
Compensation and benefits				916	950
Loans				342	341
Investment securities				1,347	1,437
Provisions				999	769
Leasing				254	302
Derivatives				51	72
Real estate				168	183
Net operating loss carry-forwards				5,278	5,657
Net operating loss carry-forwards, after allocation of valuation allowances				1,064	1,437
Goodwill and intangible assets				209	394
Other				107	66
Gross deferred tax assets before valuation allowance				9,671	10,171
Less valuation allowance	(4,067)	(3,957)	(4,224)	(4,323)	(4,067)	(3,957)
Gross deferred tax assets net of valuation allowance				5,348	6,104
Compensation and benefits				(304)	(301)
Loans				(60)	(108)
Investment securities				(523)	(502)
Provisions				(332)	(336)
Derivatives				(211)	(214)
Leasing				(233)	(267)
Real estate				(36)	(35)
Other				(176)	(171)
Gross deferred tax liabilities				(1,875)	(1,934)
Net deferred tax assets				3,473	4,170
Net deferred tax assets change	(697)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(345)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				130
Net operating loss carry-forwards
Due to expire within 1 year				17
Due to expire within 2 to 5 years				4,157
Due to expire within 6 to 10 years				3,720
Due to expire within 11 to 20 years				5,303
Amount due to expire				13,197
Amount not due to expire				16,156
Total net operating loss carry-forwards				29,353
Movements in the valuation allowance
Balance at beginning of period	4,067	3,957	4,224
Net changes	256	110	(267)
Balance at end of period	4,323	4,067	3,957
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	252	256	236
Movements in gross unrecognized tax benefits
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate				382	595	574
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(16)	(10)	SFr (28)
Interest and penalties recognized in the consolidated balance sheets				61	77	SFr 87
Bank | US
Tax effect of temporary differences
Less valuation allowance	0			0
Net deferred tax assets				SFr 3,040
Movements in the valuation allowance
Balance at end of period	0
Bank | Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	(222)
Bank | US and Switzerland
Tax effect of temporary differences
Less valuation allowance	(606)	(606)			(606)
Net deferred tax assets					SFr 3,855
Movements in the valuation allowance
Balance at beginning of period	SFr 606
Balance at end of period		SFr 606